Additional Information - Condensed Financial Statements (Condensed Statements of Comprehensive Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Condensed Statement of Income Captions [Line Items]
Revenues	$ 1,883,029	$ 1,860,962	$ 1,650,431
Cost of revenues	1,071,721	1,035,166	859,800
Gross profit	811,308	825,796	790,631
Operating expenses:
General and administrative	113,724	122,874	119,841
Operating loss	(160,525)	(209,178)	(117,134)
Other income /(expense)	64,167	6,658	(10,713)
Income /(loss) before income tax benefit /(expense)	(80,791)	(196,855)	(93,901)
Income tax expense /(benefit)	(13,432)	273,148	21,072
Net loss	(160,082)	(554,526)	(224,021)
Other comprehensive income /(loss)	(37,339)	68,429	(77,155)
Comprehensive loss	(166,074)	(519,534)	(270,952)
Sohu.com Limited [Member]
Condensed Statement of Income Captions [Line Items]
Revenues	0	0	0
Cost of revenues	0	0	0
Gross profit	0	0	0
Operating expenses:
General and administrative	12,206	8,824	8,845
Operating loss	(12,206)	(8,824)	(8,845)
Share of loss of subsidiaries and VIEs	(232,307)	(331,106)	(217,408)
Other income /(expense)	22	71	(54)
Interest income	5,865	152	107
Income /(loss) before income tax benefit /(expense)	(238,626)	(339,707)	(226,200)
Income tax expense /(benefit)	(78,544)	214,819	(2,179)
Net loss	(160,082)	(554,526)	(224,021)
Other comprehensive income /(loss)	(13,494)	34,992	(46,931)
Comprehensive loss	$ (173,576)	$ (519,534)	$ (270,952)